ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2020
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.    ORGANIZATION AND PRINCIPAL ACTIVITIES

The accompanying consolidated financial statements include the financial statements of 51job, Inc., which was incorporated in the Cayman Islands in March 2000, its subsidiaries and certain variable interest entities (“VIEs”).

51job, Inc., its subsidiaries and the VIEs are hereinafter collectively referred to as the “Group” or the “Company.” The Group is an integrated human resource services provider in the People’s Republic of China (the “PRC” or “China”) and is principally engaged in Internet-based recruitment services. The Group also provides other human resource related services, such as business process outsourcing, campus recruitment, training, assessment and placement services.